CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common units outstanding	29,694,433	30,184,388
General Partners, units outstanding	622,296	622,296